Schedule of fair market value of the warrants (Details) - Warrants [member] - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Outstanding at beginning of the period	14,790,570
Granted during the period		15,298,552
Exercised during the period	(12,071,282)
Forfeited during the period	(127,356)
Expired during the period
Outstanding at the end of the period	2,591,932	15,298,552